Init Serv Serv 2 | VIP Disciplined Small Cap Portfolio
Fund Summary Fund/Class: VIP Disciplined Small Cap Portfolio Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees Init Serv Serv 2 VIP Disciplined Small Cap Portfolio (USD $)	Initial Class	Service Class	Service Class 2
Fees (fees paid directly from your investment)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Init Serv Serv 2 VIP Disciplined Small Cap Portfolio		Initial Class	Service Class	Service Class 2
Management fee		0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees		none	0.10%	0.25%
Other expenses		0.20%	0.20%	0.30%
Acquired fund fees and expenses		0.10%	0.10%	0.10%
Total annual operating expenses	[1]	1.01%	1.11%	1.36%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example Init Serv Serv 2 VIP Disciplined Small Cap Portfolio (USD $)	Initial Class	Service Class	Service Class 2
1 year	103	113	138
3 years	322	353	431
5 years	558	612	745
10 years	1,236	1,352	1,635

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	17.92%	September 30, 2009
Lowest Quarter Return	-24.69%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Init Serv Serv 2 VIP Disciplined Small Cap Portfolio	Past 1 year	Past 5 years	Life of class		Inception Date
Initial Class	(1.36%)	(0.40%)	2.13%	[1]	Dec. 27, 2005
Service Class	(1.41%)	(0.51%)	2.02%	[1]	Dec. 27, 2005
Service Class 2	(1.58%)	(0.68%)	1.85%	[1]	Dec. 27, 2005
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	(4.18%)	0.15%	2.90%	[1]	Dec. 27, 2005
[1]	From December 27, 2005.